Leases (Details) - Schedule of carrying amount of the group’s right of use assets - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of carrying amount of the group’s right of use assets [Abstract]
Balance beginning (in Shares)	1,958,869
Additions		$ 2,086,229
Depreciation expenses	$ (545,196)	(140,565)
Disposal of subsidiaries	(1,395,252)
Exchange difference	$ (18,421)	$ 13,205
Balance ending (in Shares)		1,958,869
Lease Properties [Member]
Schedule of carrying amount of the group’s right of use assets [Abstract]
Balance beginning (in Shares)	1,958,869
Additions		$ 2,086,229
Depreciation expenses	$ (545,196)	(140,565)
Disposal of subsidiaries	(1,395,252)
Exchange difference	$ (18,421)	$ 13,205
Balance ending (in Shares)		1,958,869
Motor vehicles [member]
Schedule of carrying amount of the group’s right of use assets [Abstract]
Balance beginning (in Shares)
Additions
Depreciation expenses
Disposal of subsidiaries
Exchange difference
Balance ending (in Shares)